Derivatives - Derivatives Not Designated In Hedge (Detail) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of derivative financial instruments [Line Items]
Derivative assets	€ 485	€ 771
Derivative liabilities	1,469	2,435
Derivatives not designated as hedges - where Aegon bears the risk [member]
Disclosure of derivative financial instruments [Line Items]
Derivative assets	350	477
Derivative liabilities	414	1,025
Derivatives not designated as hedges - where Aegon bears the risk [member] | Derivatives held as an economic hedge [member]
Disclosure of derivative financial instruments [Line Items]
Derivative assets	350	477
Derivative liabilities	339	954
Derivatives not designated as hedges - where Aegon bears the risk [member] | Bifurcated embedded derivatives [member]
Disclosure of derivative financial instruments [Line Items]
Derivative liabilities	€ 75	€ 71